SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
	Year ended December 31,
	2023	2022	2021

Expected term, in years	4.59	4.61	4.40
Expected volatility	67%	66%	64%
Risk-Free interest rate	4.30%-4.55%	1.54%-4.36%	0.48%-1.01%
Expected dividend yield	0%	0%	0%

Summary of Share-Based Compensation Arrangements by Share-based Payment Award
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	14,080,996	$5.24	6.00	$19,724

Granted	474,344	$3.95
Exercised	631,970	$0.72		$1,444
Forfeited	396,135	$5.41
Expired	197,799	$7.38

Outstanding at December 31, 2023	13,329,436	$5.38	5.07	$9,584

Exercisable at December 31, 2023	10,580,281	$5.35	4.97	$8,954

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2022	7,308,579	$5.95
Granted	7,238,480	$3.83
Vested	2,216,986	$5.78
Forfeited	630,185	$5.06
Unvested as of December 31, 2023	11,699,888	$4.72

Summary of Management earn-out shares
May 12, 2021

Share Price	$9.75
Expected volatility	77.50%
Risk-Free interest rate	0.66%
Threshold	$12.5
Term (years)	4

Summary of Share-Based Payment Arrangement, Expensed and Capitalized, Amount
	Year ended December 31,
	2023	2022	2021

Cost of revenues	$1,587	$174	$-
Research and development	13,690	11,995	25,504
Sales and marketing	1,409	2,300	17,153
General and administrative	5,634	4,980	22,079

	$22,320	$19,449	$64,736